Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
December 31, 2023
F35-NPRT3-0224
1.811348.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $47,613,619)	47,820,000	47,621,874

Domestic Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	34,640,980	373,083,352
Fidelity Series Blue Chip Growth Fund (c)	65,845,571	1,028,507,813
Fidelity Series Commodity Strategy Fund (c)	1,909,300	176,858,494
Fidelity Series Growth Company Fund (c)	98,616,958	1,920,072,165
Fidelity Series Intrinsic Opportunities Fund (c)	35,319,542	382,510,635
Fidelity Series Large Cap Stock Fund (c)	92,513,735	1,807,718,387
Fidelity Series Large Cap Value Index Fund (c)	38,409,703	565,390,831
Fidelity Series Opportunistic Insights Fund (c)	60,656,173	1,143,975,431
Fidelity Series Small Cap Core Fund (c)	272,866	3,069,745
Fidelity Series Small Cap Discovery Fund (c)	13,986,295	163,359,929
Fidelity Series Small Cap Opportunities Fund (c)	40,304,197	560,228,340
Fidelity Series Stock Selector Large Cap Value Fund (c)	96,643,340	1,262,162,018
Fidelity Series Value Discovery Fund (c)	75,844,235	1,128,562,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,752,090,328)		10,515,499,356

International Equity Funds - 34.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	41,833,564	614,535,061
Fidelity Series Emerging Markets Fund (c)	74,202,565	627,753,699
Fidelity Series Emerging Markets Opportunities Fund (c)	146,315,280	2,535,643,802
Fidelity Series International Growth Fund (c)	100,536,203	1,722,185,164
Fidelity Series International Small Cap Fund (c)	25,164,616	426,791,894
Fidelity Series International Value Fund (c)	147,542,704	1,721,823,358
Fidelity Series Overseas Fund (c)	132,691,250	1,721,005,518
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,782,567,568)		9,369,738,496

Bond Funds - 25.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,901,827	114,147,996
Fidelity Series Emerging Markets Debt Fund (c)	17,666,133	136,912,530
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,839,439	45,345,546
Fidelity Series Floating Rate High Income Fund (c)	2,286,273	20,645,045
Fidelity Series High Income Fund (c)	16,652,499	140,047,517
Fidelity Series International Credit Fund (c)	1,284,994	10,254,253
Fidelity Series International Developed Markets Bond Index Fund (c)	89,738,966	784,318,561
Fidelity Series Investment Grade Bond Fund (c)	411,983,053	4,161,028,842
Fidelity Series Long-Term Treasury Bond Index Fund (c)	263,608,264	1,544,744,427
Fidelity Series Real Estate Income Fund (c)	2,824,855	26,807,870
TOTAL BOND FUNDS (Cost $7,879,845,013)		6,984,252,587

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	65,367,684	65,380,757
Fidelity Series Government Money Market Fund 5.43% (c)(e)	339,718,843	339,718,843
Fidelity Series Short-Term Credit Fund (c)	94,069	926,577
TOTAL SHORT-TERM FUNDS (Cost $405,999,690)		406,026,177

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,868,116,218)	27,323,138,490
NET OTHER ASSETS (LIABILITIES) - 0.0%	428,050
NET ASSETS - 100.0%	27,323,566,540

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,468	Mar 2024	617,285,938	19,626,657	19,626,657
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8,709	Mar 2024	947,307,867	20,565,388	20,565,388
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,096	Mar 2024	136,931,500	9,963,217	9,963,217

TOTAL PURCHASED					50,155,262

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	944	Mar 2024	227,504,000	(7,553,237)	(7,553,237)
ICE MSCI EAFE Index Contracts (United States)	375	Mar 2024	42,232,500	(277,008)	(277,008)
ICE MSCI Emerging Markets Index Contracts (United States)	4,283	Mar 2024	221,366,855	(9,794,109)	(9,794,109)

TOTAL SOLD					(17,624,354)

TOTAL FUTURES CONTRACTS					32,530,908
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,621,874.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	43,794,696	469,735,536	448,149,475	1,691,559	-	-	65,380,757	0.1%
Total	43,794,696	469,735,536	448,149,475	1,691,559	-	-	65,380,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,672,904	94,556,693	2,755,884	3,339,837	(260,609)	(65,108)	114,147,996
Fidelity Series All-Sector Equity Fund	356,801,700	31,097,071	62,983,943	17,386,502	(2,447,137)	50,615,661	373,083,352
Fidelity Series Blue Chip Growth Fund	981,689,947	59,661,642	283,393,238	5,694,805	27,687,854	242,861,608	1,028,507,813
Fidelity Series Canada Fund	602,262,413	66,667,736	97,716,609	20,202,110	17,778,306	25,543,215	614,535,061
Fidelity Series Commodity Strategy Fund	173,288,143	39,085,955	23,761,065	7,800,126	(9,831,320)	(1,923,219)	176,858,494
Fidelity Series Emerging Markets Debt Fund	124,927,161	12,064,055	7,165,483	6,179,156	85,260	7,001,537	136,912,530
Fidelity Series Emerging Markets Debt Local Currency Fund	42,641,714	3,927,945	2,388,830	2,230,600	(89,959)	1,254,676	45,345,546
Fidelity Series Emerging Markets Fund	367,776,152	251,082,573	14,913,037	14,810,384	594,904	23,213,107	627,753,699
Fidelity Series Emerging Markets Opportunities Fund	2,594,951,437	121,242,838	315,378,433	69,987,505	(42,403,286)	177,231,246	2,535,643,802
Fidelity Series Floating Rate High Income Fund	19,105,684	2,483,421	1,291,608	1,472,754	7,409	340,139	20,645,045
Fidelity Series Government Money Market Fund 5.43%	257,302,128	149,533,124	67,116,409	11,223,192	-	-	339,718,843
Fidelity Series Growth Company Fund	1,830,928,003	164,907,366	466,251,408	59,146,533	(17,984,472)	408,472,676	1,920,072,165
Fidelity Series High Income Fund	125,581,583	17,436,279	6,867,311	6,462,616	40,204	3,856,762	140,047,517
Fidelity Series International Credit Fund	9,813,024	371,263	189,145	371,264	3,075	256,036	10,254,253
Fidelity Series International Developed Markets Bond Index Fund	649,238,229	167,874,898	38,734,076	27,472,049	4,973	5,934,537	784,318,561
Fidelity Series International Growth Fund	1,591,415,433	145,138,136	152,734,736	21,952,594	19,982,665	118,383,666	1,722,185,164
Fidelity Series International Small Cap Fund	436,798,025	30,574,802	62,855,361	14,235,645	(9,045,717)	31,320,145	426,791,894
Fidelity Series International Value Fund	1,584,880,465	172,893,886	191,855,488	54,676,451	16,657,662	139,246,833	1,721,823,358
Fidelity Series Intrinsic Opportunities Fund	367,219,367	98,642,654	62,787,669	79,272,219	1,507,699	(22,071,416)	382,510,635
Fidelity Series Investment Grade Bond Fund	3,349,391,106	977,664,071	184,011,031	113,128,402	547,545	17,437,151	4,161,028,842
Fidelity Series Large Cap Stock Fund	1,719,103,667	167,056,864	259,809,615	93,530,307	30,333,990	151,033,481	1,807,718,387
Fidelity Series Large Cap Value Index Fund	538,887,400	56,056,239	63,014,043	22,660,856	4,533,097	28,928,138	565,390,831
Fidelity Series Long-Term Treasury Bond Index Fund	1,436,753,556	301,334,748	120,506,012	35,119,968	(6,296,982)	(66,540,883)	1,544,744,427
Fidelity Series Opportunistic Insights Fund	1,091,160,624	53,832,824	211,666,426	11,654,093	(2,201,745)	212,850,154	1,143,975,431
Fidelity Series Overseas Fund	1,589,841,661	139,243,843	139,447,868	27,926,827	9,410,596	121,957,286	1,721,005,518
Fidelity Series Real Estate Income Fund	42,623,869	3,351,969	19,157,034	1,969,941	(1,852,744)	1,841,810	26,807,870
Fidelity Series Short-Term Credit Fund	862,326	63,075	17,470	19,973	439	18,207	926,577
Fidelity Series Small Cap Core Fund	-	3,083,432	453,973	51,439	44,630	395,656	3,069,745
Fidelity Series Small Cap Discovery Fund	157,185,526	21,697,797	35,397,419	4,922,782	2,418,798	17,455,227	163,359,929
Fidelity Series Small Cap Opportunities Fund	527,582,908	52,776,419	93,796,188	5,620,807	4,257,408	69,407,793	560,228,340
Fidelity Series Stock Selector Large Cap Value Fund	1,200,468,605	123,075,177	163,991,444	57,553,617	10,304,965	92,304,715	1,262,162,018
Fidelity Series Value Discovery Fund	1,071,220,486	138,021,244	118,867,168	51,970,676	5,999,862	32,187,792	1,128,562,216
	24,864,375,246	3,666,500,039	3,271,275,424	850,046,030	59,787,370	1,890,748,628	27,210,135,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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